Income Taxes - Provision for Taxes on Income (Details) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Provision for Taxes on Income	$ 13.3	$ (18.6)	$ 18.6	$ 22.8	$ 4.8	$ 6.1	$ 11.6	$ 15.0	$ 45.4	$ 27.6	$ 78.1	$ 25.5
Effective Tax Rate	29.70%				6.20%